[Mobility Electronics, Inc.]
March 8, 2006
Barbara C. Jacobs
Assistant Director
United States Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	Mobility Electronics, Inc. Registration Statement on Form S-3 (“Registration Statement”) Filed January 22, 2006 File No. 333-131222
Dear Ms. Jacobs:
     On behalf of Mobility Electronics, Inc. (the “Company”), this letter is in response to the comments contained in the Staff’s comment letter to Ms. Joan W. Brubacher, dated February 17, 2006 (the “Comment Letter”) regarding the Company’s above-identified Registration Statement on Form S-3.
     For ease of reference, each comment has been repeated below, with the Company’s responses set forth below each comment. The responses set forth below correspond to the numbers assigned in the Comment Letter.
Form S-3
General
1.	You currently have a confidential treatment application pending with the Commission filed on April 6, 2005 (Control No. 16670). We are currently evaluating this confidential treatment application and will provide further comments, if any, under separate cover. Please note that your registration statement will not be declared effective until all outstanding comments on both the registration statement and the confidential treatment application have been cleared.
Response: We received your comments to the confidential treatment application on March 7, 2006, and will respond under separate cover.
2.	Please update your financial statements pursuant to Rule 3-12 of Regulation S-X.
Response: In accordance with Rule 3-12 of Regulation S-X, we have updated our financial statements by incorporating by reference our annual report on Form 10-K filed with the Commission on March 8, 2006, which contains financial statements for our latest fiscal year ended December 31, 2005.

Barbara C. Jacobs
March 8, 2006

Information Incorporated by Reference, page 16
3.	Please update your incorporation by reference section to include the Form 10-K filed March 11, 2005, the Forms 10-Q filed May 10 and August 9, 2005, the Form 8-K filed February 16, 2006, and any other documents filed pursuant to Section 13(a) or 15(d) of the Exchange Act since the end of fiscal 2004.
Response: In accordance with Item 12 of Form S-3, we have updated the incorporation by reference section to include our latest annual report on Form 10-K filed with the Commission on March 8, 2006, which contains financial statements for our latest fiscal year ended December 31, 2005. We have also incorporated by reference our current report on Form 8-K filed February 16, 2006. We have not filed any other documents with the Commission pursuant to Section 13(a) or 15(d) of the Exchange Act since the end of fiscal 2005.
Exhibit 5.1
4.	Please confirm that you concur with our understanding that the reference and limitation to “General Corporation Law of the State of Delaware” includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.
Response: We concur with your understanding that the reference and limitation to “General Corporation Law of the State of Delaware” contained in Exhibit 5.1 includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.
     Please contact me at (480) 477-3636 to discuss any questions you may have.

Sincerely,

MOBILITY ELECTRONICS, INC.

Joan W. Brubacher
Executive Vice President & CFO

cc:	Rebekah Toton, Securities and Exchange Commission
Anne Nguyen, Special Counsel, Securities and Exchange Commission
Brian M. Roberts, General Counsel & Secretary, Mobility Electronics, Inc.
Richard F. Dahlson, Jackson Walker, LLP